Summary of Significant Accounting Policies (Details) - Schedule of redeemable common stock reflected in the balance sheet - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of redeemable common stock reflected in the balance sheet [Abstract]
Gross proceeds	$ 201,250,000		$ 201,250,000
Less:
Fair value of Public Warrants at issuance	(2,838,176)		(10,384,500)
Fair value of Rights at issuance	(9,136,750)		(9,136,750)
Issuance costs allocated to common stock subject to possible redemption	(10,660,961)		(10,660,961)
Plus:
Accretion of carrying value to redemption value	32,194,711		32,194,711
Common stock subject to possible redemption	$ 50,832,028		$ 203,262,500